Other Debt Securities - Additional Information (Detail) - Government Securities [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other debt securities at fair value through other comprehensive income [line items]
Unrealised Gain	$ 32,419,342	$ 1,710,802
Unrealised Loss	$ 3,051,207	$ 2,955,194